The effects on the result, considering scenarios 1 and 2 are shown below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liabilities	R$ 45,660,484	R$ 42,940,059
Currency risk [member] | Probable Scenario [Member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	34,800
Currency risk [member] | Scenario 1 [member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(93,473)
Currency risk [member] | Scenario I I [Member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(186,947)
Currency risk [member] | United States of America, Dollars | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (67,000)
Risk	Dollar
Interest rate risk [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Interest	915.00%
Assets	R$ 3,908,490
Liabilities	R$ (5,778,965)
Interest rate risk [member] | T J L P [Member]
IfrsStatementLineItems [Line Items]
Interest	532.00%
Liabilities	R$ (800,884)
Interest rate risk [member] | L I B O R [Member]
IfrsStatementLineItems [Line Items]
Interest	34.00%
Liabilities	R$ (5,449,749)
Interest rate risk [member] | Probable Scenario [Member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(2,041,623)
Interest rate risk [member] | Probable Scenario [Member] | T J L P [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(843,491)
Interest rate risk [member] | Probable Scenario [Member] | L I B O R [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(5,468,210)
Interest rate risk [member] | Scenario 1 [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(2,084,411)
Interest rate risk [member] | Scenario 1 [member] | T J L P [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(854,143)
Interest rate risk [member] | Scenario 1 [member] | L I B O R [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(5,472,825)
Interest rate risk [member] | Scenario I I [Member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(2,127,198)
Interest rate risk [member] | Scenario I I [Member] | T J L P [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(864,794)
Interest rate risk [member] | Scenario I I [Member] | L I B O R [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(5,477,440)
Gross Exchange Position [Member] | Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	1,421,774
Gross Exchange Position [Member] | Currency risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(3,818,931)
Gross Exchange Position [Member] | Currency risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(7,637,863)
Gross Exchange Position [Member] | Currency risk [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	R$ (2,737,340)
Risk	Dollar
Cash flow hedges [member] | Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (1,379,189)
Cash flow hedges [member] | Currency risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	3,704,545
Cash flow hedges [member] | Currency risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	7,409,090
Cash flow hedges [member] | Currency risk [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	R$ 2,655,350
Risk	Dollar
Net Exchange Position [Member] | Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 77,385
Net Exchange Position [Member] | Currency risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(207,859)
Net Exchange Position [Member] | Currency risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(415,720)
Net Exchange Position [Member] | Currency risk [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	R$ (148,990)
Risk	Dollar
Net Exchange Position One [Member] | Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (45,024)
Net Exchange Position One [Member] | Currency risk [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	121,997
Net Exchange Position One [Member] | Currency risk [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	243,994
Net Exchange Position One [Member] | Currency risk [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Notional amount	R$ 77,201
Risk	Euro